Vanguard Variable Insurance Fund Small Company Growth Portfolio

Supplement to the Prospectus Dated April 29, 2016

Prospectus Text Changes

The following replaces similar text in the More on the Stock Portfolios section for the Small Company Growth Portfolio on page 62:

The Portfolio focuses on companies that are considered small-cap by the Portfolio’s advisors. The asset-weighted median market capitalization of the Portfolio’s stock holdings as of December 31, 2015, was $1.5 billion.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 64 092016

Vanguard Variable Insurance Fund Small Company Growth Portfolio

Supplement to the Prospectus Dated April 29, 2016

Prospectus Text Changes

The following replaces similar text under the heading “Market Exposure” in the

More on the Portfolio section:

The Portfolio focuses on companies that are considered small-cap by the Portfolio’s advisors. The asset-weighted median market capitalization of the Portfolio’s stock holdings as of December 31, 2015, was $1.5 billion.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 161 092016